REVENUES - Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 24,650	$ 37,381	$ 52,099
Other revenues	2,807	3,239	2,969
Total revenues	27,457	40,620	55,068
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,664	20,621	30,873
Other revenues	1,704	1,828	1,537
Total revenues	9,368	22,449	32,410
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,058	2,342	6,046
Other revenues	1,095	1,397	1,411
Total revenues	3,153	3,739	7,457
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	14,928	14,418	15,180
Other revenues	8	14	21
Total revenues	14,936	14,432	15,201
United States
Disclosure of operating segments [line items]
Revenues from contracts with customers	8,786	8,203	11,662
Total revenues	8,797	8,202	11,676
United States | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,598	1,527	2,148
United States | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	762	803	3,180
United States | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,426	5,873	6,334
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,102	5,462	7,113
Total revenues	4,846	6,361	8,017
Europe | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	1,112	2,073
Europe | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	552	781	1,558
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,550	3,569	3,482
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,681	5,103	4,458
Total revenues	4,130	5,683	4,962
Australia | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,355	4,803	4,100
Australia | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	210	172	224
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	116	128	134
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,295	2,319	2,514
Total revenues	2,605	2,698	2,838
Brazil | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,012	956	863
Brazil | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	21	82	96
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,262	1,281	1,555
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,955	11,374	19,310
Total revenues	2,149	11,583	19,524
United Kingdom | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,320	10,756	18,391
United Kingdom | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	341	303	577
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	294	315	342
Canada
Disclosure of operating segments [line items]
Revenues from contracts with customers	919	1,374	3,119
Total revenues	1,754	2,301	3,954
Canada | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	357	816	2,347
Canada | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	47	100	166
Canada | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	515	458	606
MEXICO
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,278	1,306	1,202
Total revenues	1,278	1,305	1,202
MEXICO | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	1	0
MEXICO | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
MEXICO | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,278	1,305	1,202
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,634	2,240	2,721
Total revenues	1,898	2,487	2,895
Other | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	22	650	951
Other | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	125	101	245
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 1,487	$ 1,489	$ 1,525